Credit Risk - Disclosure of Other Loan Modification by Segment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Homes
Disclosure of credit risk exposure [line items]
Amortised cost before modification	£ 424	£ 305
Net modification loss	9	7
Gross carrying amount of financial assets for which the ECL allowance has changed to 12-month measurement during the year	152	114
Everyday Banking
Disclosure of credit risk exposure [line items]
Amortised cost before modification	22	26
Net modification loss	9	12
Gross carrying amount of financial assets for which the ECL allowance has changed to 12-month measurement during the year	6	4
Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Amortised cost before modification	243	201
Net modification loss	(5)	(5)
Gross carrying amount of financial assets for which the ECL allowance has changed to 12-month measurement during the year	29	40
Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Amortised cost before modification		23
Net modification loss		1
Gross carrying amount of financial assets for which the ECL allowance has changed to 12-month measurement during the year		0
Other loans | Homes
Disclosure of credit risk exposure [line items]
Amortised cost before modification	658	37,085
Net modification loss	0	0
Gross carrying amount of financial assets for which the ECL allowance has changed to 12-month measurement during the year	8	99
Other loans | Everyday Banking
Disclosure of credit risk exposure [line items]
Amortised cost before modification	9	300
Net modification loss	0	0
Gross carrying amount of financial assets for which the ECL allowance has changed to 12-month measurement during the year	1	6
Other loans | Consumer Finance
Disclosure of credit risk exposure [line items]
Amortised cost before modification	54	403
Net modification loss	0	6
Gross carrying amount of financial assets for which the ECL allowance has changed to 12-month measurement during the year	226	403
Business banking | Everyday Banking
Disclosure of credit risk exposure [line items]
Amortised cost before modification	0	0
Net modification loss	0	0
Gross carrying amount of financial assets for which the ECL allowance has changed to 12-month measurement during the year	0	0
Other unsecured | Everyday Banking
Disclosure of credit risk exposure [line items]
Amortised cost before modification	9	300
Net modification loss	0	0
Gross carrying amount of financial assets for which the ECL allowance has changed to 12-month measurement during the year	£ 1	£ 6